UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ___________
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Cincinnati Life Insurance Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:    028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

        /s/ Martin F. Hollenbeck        Fairfield, Ohio       February 7, 2011
        ------------------------        ---------------       ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                             1
                                                        -------

Form 13F Information Table Entry Total                        7
                                                        -------

Form 13F Information Table Value Total                   89,807
                                                        -------
                                                      (thousands)

List of Other Included Managers

No.       File No.              Name
01        028-10798             Cincinnati Financial Corporation

                                 Column 2        Column 3    Column 4           Column 5     Column 6    Column 7     Column 8
          Issuer             Title of Class       Cusip      FMV (000)     Shares      SH   Investment      Oth   Sole  Shared  None
                                                                          /Principal  /PRN    Dis           Mgrs
ALLIANCEBERNSTEIN HOLDING LP     COMMON           01881G106    43,464    1,863,000     SH     SHARED-OTHER  01    -    1,863,000  -
DUKE ENERGY CORP                 COMMON           26441C105    14,934      838,500     SH     SHARED-OTHER  01    -      838,500  -
JOHNSON & JOHNSON                COMMON           478160104     7,731      125,000     SH     SHARED-OTHER  01    -      125,000  -
PARTNERRE LTD                    COMMON           G6852T105     3,843       47,828     SH     SHARED-OTHER  01    -       47,828  -
PFIZER INC                       COMMON           717081103     8,624      492,500     SH     SHARED-OTHER  01    -      492,500  -
SPECTRA ENERGY CORP              COMMON           847560109    10,477      419,250     SH     SHARED-OTHER  01    -      419,250  -
SYSCO CORP                       COMMON           871829107       735       25,000     SH     SHARED-OTHER  01    -       25,000  -
                                                               89,807